Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Related Party Transaction [Line Items]
Accrued Payroll Taxes, Current					$ 49,000
Loans payable		$ 641,500		600,000	72,774
Repayment of debts		86,000
Other liabilities		$ 36,609
Debt instrument, interest rate		12.99%
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable		$ 127,500
Repayment of debts		86,000
Other liabilities		$ 641,500		600,000
Debt instrument, interest rate		7.00%
Interest expense		$ 11,128
Interest paid		17,352
Accrued interest payable		$ 11,128
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt Instrument, Decrease, Forgiveness	$ 146,593
Accrued Payroll Taxes, Current	65,500		65,500
Outstanding loans	$ 81,093		$ 81,093
Loans payable					$ 72,774
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Loans payable				600,000
Chief Financial Officer [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Obligated to compensate				43,667
Consultant fees				41,667
Monthly allowance				2,000
Incurred expenses				305,667
Repaid				250,352
Remained unpaid amount				$ 55,315